HSBC INVESTOR FUNDS

                            HSBC INVESTOR VALUE FUND

                        Supplement Dated February 4, 2008
                  to the Prospectuses dated February 28, 2007,
                             as supplemented to date

The following replaces similar information under the "Portfolio Managers" section of the Prospectuses:


HSBC INVESTOR VALUE FUND (VALUE PORTFOLIO):

[] Jon D. Bosse, CFA, Co-President and Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Mr. Bailey. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his MBA degree from the University of Pennsylvania, Wharton School of Business.

[] Craig (Chip) O. Bailey, Jr., Senior Vice President and Portfolio Manager of NWQ, co-manages the Portfolio with Mr. Bosse. Prior to joining NWQ in 2007, Mr. Bailey served as Managing Principal of Westbourne Capital Management, LLC, a registered investment adviser he founded in 1997. Prior to that, Mr. Bailey spent 14 years with Trust Company of the West as an Equity Analyst, Assistant Director of Equity Research, and ultimately as a Managing Director in U.S. Equities. He earned a B.A. from UCLA and an M.B.A in Finance and Environmental Policy from Northwestern University's Kellogg School of Management.




           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSEPCTUS
                              FOR FUTURE REFERENCE

                               HSBC INVESTOR FUNDS

                            HSBC INVESTOR VALUE FUND

                        Supplement Dated February 4, 2008
                to the Statement of Additional Information dated
                   February 28, 2007, as supplemented to date

The following information, which is provided as of January 17, 2008, replaces similar information under the "Fund Ownership of Portfolio Managers" section on page 86 of the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------
Name of       Number of Other Accounts Managed and Total             Number of Accounts and Total Assets for
Portfolio     Assets by Account Type                                 Which Advisory Fee is Performance Based
Manager      ----------------------------------------------------------------------------------------------------------
              Registered        Other Pooled      Other Accounts     Registered     Other Pooled   Other Accounts
              Investment        Investment                           Investment     Investment
              Companies         Vehicles                             Companies      Vehicles

-----------------------------------------------------------------------------------------------------------------------
Jon D.        7                 11                45,619             0              0              9
Bosse, CFA*  ----------------------------------------------------------------------------------------------------------
              $1,813,253,258    $1,346,612,450    $26,201,435,988    0              0              $695,708,135.30
-----------------------------------------------------------------------------------------------------------------------
Craig O.      0                 5                 98                 0              0              0
Bailey, Jr.* ----------------------------------------------------------------------------------------------------------
              0                 $187,201,520      $1,983,196,683     0              0              0
-----------------------------------------------------------------------------------------------------------------------

*Mr. Bosse and Mr. Bailey co-manage many of NWQ's client accounts.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                   ADDITIONAL INFORMATION FOR FUTURE REFERENCE